Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[2]	Dec. 31, 2016	[2]
Disclosure of analysis of other comprehensive income by item [line items]
Net earnings	$ 98.9	$ 105.5	[1],[3]	$ 138.3	[1],[3]
Items that will not be reclassified to net earnings:
Gains (losses) on pension and non-pension post-employment benefit plans (note 19)	(54.9)	(18.2)		17.1
Items that may be reclassified to net earnings:
Currency translation differences for foreign operations	0.1	0.7		0.0
Total comprehensive income	24.2	105.3		163.5
Currency forward
Items that may be reclassified to net earnings:
Changes from derivatives designated as hedges	(15.5)	17.3		8.1
Interest rate swap
Items that may be reclassified to net earnings:
Changes from derivatives designated as hedges	$ (4.4)	$ 0.0		$ 0.0

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[2]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[3]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)